Capital World Growth and Income Fund®
Investment portfolio
August 31, 2022
unaudited
Common stocks 92.05% Information technology 17.19%	Shares	Value (000)
Microsoft Corp.	13,006,256	$3,400,747
Broadcom, Inc.	6,219,666	3,104,297
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	160,395,600	2,623,312
ASML Holding NV1	2,897,281	1,404,919
Apple, Inc.	6,874,033	1,080,735
EPAM Systems, Inc.[2]	2,279,943	972,396
Tokyo Electron, Ltd.[1]	2,756,300	865,134
Micron Technology, Inc.	9,616,338	543,612
Accenture PLC, Class A	1,457,810	420,520
Mastercard, Inc., Class A	917,366	297,566
Capgemini SE1	1,449,880	250,962
SK hynix, Inc.[1]	2,760,120	194,442
Logitech International SA1,3	3,854,324	191,471
Delta Electronics, Inc.[1]	19,571,320	168,070
Hexagon AB, Class B1	15,405,452	157,437
Fujitsu, Ltd.[1]	1,313,028	155,191
Ceridian HCM Holding, Inc.[2]	2,255,527	134,520
OBIC Co., Ltd.[1]	899,500	133,602
MediaTek, Inc.[1]	5,544,324	120,593
Synopsys, Inc. (USA)[2]	340,000	117,647
Worldline SA, non-registered shares[1,2]	2,577,929	110,267
TE Connectivity, Ltd.	771,817	97,411
Microchip Technology, Inc.	1,406,700	91,787
Keyence Corp.[1]	236,500	89,025
ServiceNow, Inc.[2]	181,874	79,046
DocuSign, Inc.[2]	1,336,000	77,782
Zscaler, Inc.[2]	447,100	71,196
PagSeguro Digital, Ltd., Class A2	4,541,627	70,577
GlobalWafers Co., Ltd.[1]	4,000,000	63,307
Snowflake, Inc., Class A2	348,922	63,137
STMicroelectronics NV	1,428,700	49,862
Nomura Research Institute, Ltd.[1]	1,661,648	44,938
Disco Corp.[1]	135,000	32,938
SS&C Technologies Holdings, Inc.	586,767	32,718
Atlassian Corp. PLC, Class A2	116,734	28,910
Infosys, Ltd.[1]	301,338	5,565
Stripe, Inc., Class B1,2,4,5	192,531	5,533
		17,351,172
Health care 13.06%
UnitedHealth Group, Inc.	4,396,161	2,283,058
Abbott Laboratories	14,441,362	1,482,406
Eli Lilly and Company	2,915,934	878,367
Thermo Fisher Scientific, Inc.	1,226,447	668,806
Daiichi Sankyo Company, Ltd.[1]	20,329,800	608,772
Novartis AG1	7,251,474	585,089
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Centene Corp.[2]	6,408,203	$575,072
Pfizer, Inc.	12,566,332	568,375
Gilead Sciences, Inc.	7,531,080	477,998
AstraZeneca PLC[1]	3,714,470	459,660
Siemens Healthineers AG1	9,272,853	453,553
Amgen, Inc.	1,799,305	432,373
Stryker Corp.	1,691,283	347,051
Novo Nordisk A/S, Class B1	2,827,704	302,076
PerkinElmer, Inc.	2,136,766	288,592
Olympus Corp.[1]	12,619,700	271,885
AbbVie, Inc.	1,985,683	266,995
Medtronic PLC	2,532,451	222,653
ResMed, Inc.	867,508	190,782
Vertex Pharmaceuticals, Inc.[2]	604,112	170,215
Bayer AG1	2,905,269	153,575
Carl Zeiss Meditec AG, non-registered shares[1]	1,154,000	143,896
Insulet Corp.[2]	508,130	129,812
CVS Health Corp.	1,187,000	116,504
Sanofi[1]	1,379,737	113,556
Cigna Corp.	387,994	109,977
Zoetis, Inc., Class A	676,527	105,897
Guardant Health, Inc.[2]	1,949,538	97,594
DexCom, Inc.[2]	1,146,092	94,220
Chugai Pharmaceutical Co., Ltd.[1]	3,383,200	87,213
Intuitive Surgical, Inc.[2]	422,594	86,945
Alcon, Inc.[1]	1,297,837	85,302
Rede D’Or Sao Luiz SA	11,384,000	72,933
Catalent, Inc.[2]	745,000	65,560
Edwards Lifesciences Corp.[2]	652,466	58,787
CSL, Ltd.[1]	235,174	46,984
GSK PLC[1]	1,682,107	26,944
Agilon Health, Inc.[2]	1,083,900	22,523
Molina Healthcare, Inc.[2]	61,900	20,883
Merck KGaA[1]	38,243	6,582
EUROAPI[1,2,3]	163,475	2,549
		13,182,014
Financials 12.98%
Zurich Insurance Group AG1	2,614,822	1,158,207
Kotak Mahindra Bank, Ltd.[1]	42,515,565	1,009,011
Toronto-Dominion Bank (CAD denominated)	11,557,180	743,493
AIA Group, Ltd.[1]	75,360,327	726,753
CME Group, Inc., Class A	3,271,683	639,974
B3 SA-Brasil, Bolsa, Balcao	209,497,075	477,191
DNB Bank ASA[1]	23,812,083	454,257
ING Groep NV1	51,242,943	449,159
Wells Fargo & Company	10,162,770	444,215
Nasdaq, Inc.	6,469,089	385,105
PNC Financial Services Group, Inc.	2,343,139	370,216
HDFC Bank, Ltd.[1]	16,819,912	310,932
HDFC Bank, Ltd. (ADR)	848,539	51,803
Ping An Insurance (Group) Company of China, Ltd., Class H1	56,591,500	332,985
Ping An Insurance (Group) Company of China, Ltd., Class A1	1,466,988	9,299
JPMorgan Chase & Co.	2,640,158	300,265
HDFC Life Insurance Company, Ltd.[1]	40,382,630	289,616
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Intercontinental Exchange, Inc.	2,856,906	$288,119
Discover Financial Services	2,581,702	259,435
Aon PLC, Class A	924,500	258,176
Chubb, Ltd.	1,363,092	257,693
KBC Groep NV1	4,930,018	233,703
American International Group, Inc.	4,483,196	232,005
DBS Group Holdings, Ltd.[1]	9,877,300	229,851
Morgan Stanley	2,515,281	214,352
Fifth Third Bancorp	5,506,800	188,057
Citigroup, Inc.	3,624,738	176,923
S&P Global, Inc.	499,145	175,789
Hong Kong Exchanges and Clearing, Ltd.[1]	3,873,206	155,956
Blackstone, Inc., nonvoting shares	1,531,925	143,909
Lufax Holding, Ltd. (ADR)	29,505,968	128,941
Ares Management Corp., Class A	1,655,413	122,732
ICICI Bank, Ltd.[1]	10,259,878	112,869
AXA SA1	4,748,000	112,051
National Bank of Canada	1,640,200	108,514
Legal & General Group PLC[1]	36,705,628	107,157
Moody’s Corp.	373,579	106,291
Apollo Asset Management, Inc.	1,828,207	101,612
BNP Paribas SA1	2,147,455	100,082
Macquarie Group, Ltd.[1]	831,835	100,070
Power Corporation of Canada, subordinate voting shares	3,688,606	94,845
Fairfax Financial Holdings, Ltd., subordinate voting shares	179,000	89,236
Banco Santander, SA1	36,500,717	88,459
Blue Owl Capital, Inc., Class A3	7,750,570	86,031
XP, Inc., Class A2	4,427,000	85,176
FinecoBank SpA[1]	7,743,726	83,950
Bajaj Finance, Ltd.[1]	888,200	80,328
Tryg A/S1	3,238,802	73,220
Postal Savings Bank of China Co., Ltd., Class H1	121,895,000	72,786
East Money Information Co., Ltd., Class A1	21,620,907	69,247
Marsh & McLennan Companies, Inc.	428,372	69,126
Tradeweb Markets, Inc., Class A	875,191	60,905
Aegon NV1	11,403,867	50,928
China Merchants Bank Co., Ltd., Class A1	4,937,479	24,985
Sberbank of Russia PJSC[1,2,4,5]	182,070,644	—[6]
		13,095,990
Industrials 10.57%
General Electric Co.	13,762,091	1,010,688
Airbus SE, non-registered shares[1]	9,816,126	963,141
BAE Systems PLC[1]	80,764,844	727,819
Raytheon Technologies Corp.	7,209,549	647,057
Carrier Global Corp.	16,490,459	645,107
Lockheed Martin Corp.	1,507,746	633,419
Deere & Company	1,291,423	471,692
Safran SA1	4,479,586	456,317
L3Harris Technologies, Inc.	1,629,412	371,815
Caterpillar, Inc.	1,872,179	345,810
CSX Corp.	10,270,510	325,062
LIXIL Corp.[1,7]	17,221,000	299,636
Recruit Holdings Co., Ltd.[1]	8,545,600	272,132
Melrose Industries PLC[1]	142,445,938	224,777
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
RELX PLC[1]	7,164,922	$187,676
RELX PLC (ADR)	860,000	22,515
TransDigm Group, Inc.	340,856	204,646
Daikin Industries, Ltd.[1]	1,158,100	202,023
Bureau Veritas SA1	7,492,885	185,936
Siemens AG1	1,752,868	177,945
Johnson Controls International PLC	3,198,628	173,174
Brenntag SE1	2,354,147	154,685
VINCI SA1	1,661,317	153,776
Boeing Company[2]	907,000	145,347
Canadian Pacific Railway, Ltd.[3]	1,902,000	142,384
Bunzl PLC[1]	4,114,328	136,502
ManpowerGroup, Inc.	1,738,240	127,448
ASSA ABLOY AB, Class B1	6,263,742	126,983
Schneider Electric SE1	947,816	112,507
Compagnie de Saint-Gobain SA, non-registered shares[1]	2,720,355	109,919
Ritchie Bros. Auctioneers, Inc.	1,499,645	103,885
Thales SA1	857,435	103,407
BayCurrent Consulting, Inc.[1]	323,700	95,560
Waste Connections, Inc.	684,500	95,269
Rockwell Automation	371,000	87,905
Nidec Corp.[1]	1,255,000	83,451
SMC Corp.[1]	164,400	78,021
Eiffage SA1	717,283	63,195
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	16,863,997	62,539
Adecco Group AG1	1,721,592	54,396
Atlas Copco AB, Class B1	5,156,016	46,909
International Consolidated Airlines Group SA (CDI)[1,2,3]	16,605,000	20,801
Honeywell International, Inc.	94,759	17,943
		10,671,219
Consumer discretionary 9.16%
LVMH Moët Hennessy-Louis Vuitton SE1	2,399,850	1,552,213
Home Depot, Inc.	3,749,955	1,081,562
General Motors Company	22,687,700	866,897
Amazon.com, Inc.[2]	5,802,314	735,559
Flutter Entertainment PLC[1,2]	2,683,572	336,957
Booking Holdings, Inc.[2]	167,955	315,052
Rivian Automotive, Inc., Class A2,3	9,453,513	309,224
Stellantis NV1	23,198,205	309,101
Marriott International, Inc., Class A	1,999,327	307,377
Sony Group Corp.[1]	3,838,900	304,496
Restaurant Brands International, Inc.	2,601,838	153,508
Restaurant Brands International, Inc. (CAD denominated)[3]	2,490,700	147,032
Cie. Financière Richemont SA, Class A1	2,401,885	268,213
Midea Group Co., Ltd., Class A1	27,922,443	215,040
Shimano, Inc.[1]	1,146,600	202,418
Chipotle Mexican Grill, Inc.[2]	122,850	196,167
Tesla, Inc.[2]	588,795	162,278
Astra International Tbk PT1	338,630,400	158,515
Industria de Diseño Textil, SA1	6,880,116	148,477
Pan Pacific International Holdings Corp.[1]	7,190,000	128,621
NIKE, Inc., Class B	1,141,000	121,459
Evolution AB1	1,497,753	119,989
Target Corp.	742,500	119,052
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sands China, Ltd.[1,2]	52,092,800	$116,647
InterContinental Hotels Group PLC[1]	2,098,800	113,785
YUM! Brands, Inc.	1,000,000	111,240
EssilorLuxottica[1]	737,825	110,126
Darden Restaurants, Inc.	822,805	101,789
JD.com, Inc., Class A1	2,645,028	83,709
Kindred Group PLC (SDR)[1]	7,714,973	64,273
Taylor Wimpey PLC[1]	46,249,590	57,959
Shenzhou International Group Holdings, Ltd.[1]	4,404,100	46,138
Royal Caribbean Cruises, Ltd.[2]	993,000	40,564
Wynn Macau, Ltd.[1,2,3]	50,954,800	30,671
Aristocrat Leisure, Ltd.[1]	1,162,095	28,208
Dollar Tree Stores, Inc.[2]	162,800	22,089
Li Ning Co., Ltd.[1]	2,146,500	19,544
Entain PLC[1]	959,300	14,142
Airbnb, Inc., Class A2	121,000	13,688
Hermès International[1]	6,125	7,853
		9,241,632
Consumer staples 7.25%
Philip Morris International, Inc.	16,147,894	1,541,962
Nestlé SA1	7,335,760	859,090
Keurig Dr Pepper, Inc.	19,875,979	757,672
British American Tobacco PLC[1]	14,421,821	577,683
Kweichow Moutai Co., Ltd., Class A1	1,807,868	502,769
Kroger Co.	10,189,000	488,461
Ocado Group PLC[1,2,7]	48,161,684	405,281
Imperial Brands PLC[1]	14,409,874	316,606
Bunge, Ltd.	2,956,915	293,237
Danone SA1	4,106,268	216,006
Treasury Wine Estates, Ltd.[1]	23,199,694	208,389
Arca Continental, SAB de CV	25,310,000	172,301
Altria Group, Inc.	3,321,779	149,879
Seven & i Holdings Co., Ltd.[1,3]	3,703,100	146,767
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	27,755,829	143,732
ITC, Ltd.[1]	35,000,000	140,090
Varun Beverages, Ltd.[1]	10,658,414	137,162
Constellation Brands, Inc., Class A	552,994	136,064
Ajinomoto Co., Inc.[1]	4,375,968	120,978
Haleon PLC[1,2]	2,102,634	6,323
		7,320,452
Energy 6.15%
Canadian Natural Resources, Ltd. (CAD denominated)	25,985,611	1,424,574
EOG Resources, Inc.	4,853,562	588,737
TotalEnergies SE1	10,533,604	534,891
Baker Hughes Co., Class A	18,264,752	461,368
ConocoPhillips	3,147,500	344,494
Tourmaline Oil Corp.	5,449,079	322,169
BP PLC[1]	55,301,775	282,335
Reliance Industries, Ltd.[1]	8,496,000	277,936
TC Energy Corp. (CAD denominated)	5,428,437	261,595
Shell PLC (GBP denominated)[1]	8,877,600	235,219
Shell PLC (ADR)	14,358	761
Shell PLC (EUR denominated)[1]	15,439	408
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Cenovus Energy, Inc. (CAD denominated)	12,155,500	$228,052
Cameco Corp.	7,400,000	215,687
Woodside Energy Group, Ltd.[1]	6,928,438	163,260
Woodside Energy Group, Ltd. (CDI)[1]	2,149,929	49,998
Aker BP ASA[1]	5,957,894	208,517
Var Energi ASA[1,3]	43,336,953	187,837
Halliburton Company	5,373,550	161,905
Suncor Energy, Inc.[3]	4,731,173	153,065
Exxon Mobil Corp.	1,116,464	106,723
Gazprom PJSC (ADR)[1,2,4]	64,552,342	—[6]
		6,209,531
Materials 5.89%
Vale SA, ordinary nominative shares	97,673,276	1,210,965
Vale SA, ordinary nominative shares (ADR)	52,113,960	647,256
Fortescue Metals Group, Ltd.[1]	73,155,512	916,402
Rio Tinto PLC[1]	13,306,632	734,654
Freeport-McMoRan, Inc.	15,038,928	445,152
Linde PLC	1,082,339	306,150
BHP Group, Ltd. (CDI)[1]	7,929,370	216,741
Shin-Etsu Chemical Co., Ltd.[1]	1,824,379	212,045
Albemarle Corp.	659,175	176,632
Air Products and Chemicals, Inc.	533,488	134,679
CRH PLC[1]	3,513,121	129,220
Air Liquide SA, non-registered shares[1]	979,102	122,742
Dow, Inc.	2,404,602	122,635
Barrick Gold Corp. (CAD denominated)[3]	7,287,750	108,205
Amcor PLC (CDI)[1]	8,766,643	106,238
Evonik Industries AG1	4,946,529	92,188
Akzo Nobel NV1	1,330,583	84,247
HeidelbergCement AG1	1,505,944	68,262
First Quantum Minerals, Ltd.	3,776,000	66,817
Lynas Rare Earths, Ltd.[1,2]	7,322,000	44,087
		5,945,317
Communication services 5.27%
Alphabet, Inc., Class C2	12,551,140	1,369,957
Alphabet, Inc., Class A2	5,332,554	577,089
Comcast Corp., Class A	19,251,911	696,727
Meta Platforms, Inc., Class A2	2,941,809	479,309
Netflix, Inc.[2]	1,809,773	404,593
NetEase, Inc.[1]	20,381,375	365,267
SoftBank Corp.[1]	31,697,091	347,881
Universal Music Group NV1	8,675,171	172,080
Deutsche Telekom AG1	8,700,306	164,260
Publicis Groupe SA1	3,289,900	160,890
Bharti Airtel, Ltd.[1]	11,065,628	100,245
Bharti Airtel, Ltd., interim shares[1]	744,245	3,214
Nippon Telegraph and Telephone Corp.[1]	3,239,700	87,753
Omnicom Group, Inc.	1,300,494	87,003
Tencent Holdings, Ltd.[1]	2,082,400	86,249
Take-Two Interactive Software, Inc.[2]	693,000	84,934
Singapore Telecommunications, Ltd.[1]	26,784,800	50,121
Sea, Ltd., Class A (ADR)[2]	698,231	43,290
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
ITV PLC[1]	52,898,885	$39,441
Yandex NV, Class A1,2,4	8,608,873	—[6]
		5,320,303
Utilities 3.18%
National Grid PLC[1]	32,897,695	411,472
DTE Energy Company	2,999,798	390,994
Iberdrola, SA, non-registered shares[1]	29,566,373	307,679
China Resources Gas Group, Ltd.[1]	63,912,000	248,788
PG&E Corp.[2]	18,877,804	232,763
E.ON SE1	25,999,848	222,251
Edison International	3,051,780	206,819
Engie SA1	14,101,911	167,738
Engie SA, bonus shares[1]	2,222,972	26,442
NextEra Energy, Inc.	2,141,800	182,181
Exelon Corp.	3,521,000	154,607
Enel SpA[1]	27,563,242	129,854
ENN Energy Holdings, Ltd.[1]	8,253,000	119,738
Power Grid Corporation of India, Ltd.[1]	38,815,158	111,130
Constellation Energy Corp.	1,305,000	106,475
Endesa, SA1	4,097,241	70,268
AES Corp.	2,671,392	67,987
Public Service Enterprise Group, Inc.	838,600	53,972
		3,211,158
Real estate 1.35%
Crown Castle, Inc. REIT	2,336,668	399,173
Longfor Group Holdings, Ltd.[1]	70,708,500	229,552
American Tower Corp. REIT	722,883	183,648
VICI Properties, Inc. REIT[3]	5,211,359	171,923
W. P. Carey, Inc. REIT	1,315,000	110,500
Americold Realty Trust, Inc. REIT	3,750,000	110,325
China Resources Mixc Lifestyle Services, Ltd.[1]	18,653,088	84,534
Sun Hung Kai Properties, Ltd.[1]	2,963,211	34,738
Iron Mountain, Inc. REIT	654,019	34,408
		1,358,801
Total common stocks (cost: $72,633,036,000)		92,907,589
Preferred securities 0.27% Consumer discretionary 0.22%
Volkswagen AG, nonvoting preferred shares[1]	1,556,611	222,228
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1,2]	3,843,704	30,125
Financials 0.02%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2]	3,417,000	10,900
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	3,518,000	10,730
		21,630
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Preferred securities (continued) Information technology 0.00%	Shares	Value (000)
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4,5]	82,866	$2,381
Total preferred securities (cost: $378,668,000)		276,364
Convertible stocks 0.13% Information technology 0.13%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	82,556	128,718
Total convertible stocks (cost: $82,556,000)		128,718
Convertible bonds & notes 0.05% Communication services 0.05%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 2025	USD49,749	53,282
Total convertible bonds & notes (cost: $49,838,000)		53,282
Bonds, notes & other debt instruments 0.32% Corporate bonds, notes & loans 0.27% Health care 0.13%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,907	83,575
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	50,401
		133,976
Consumer discretionary 0.07%
General Motors Company 5.40% 2023	15,446	15,607
Royal Caribbean Cruises, Ltd. 11.50% 2025[8]	35,910	38,158
Royal Caribbean Cruises, Ltd. 5.50% 2028[8]	22,275	16,846
		70,611
Energy 0.04%
ONEOK, Inc. 2.20% 2025	2,141	1,986
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[9]	36,500	35,907
		37,893
Financials 0.03%
Lloyds Banking Group PLC 3.369% 2046[9]	42,024	29,105
Total corporate bonds, notes & loans		271,585
Bonds & notes of governments & government agencies outside the U.S. 0.05%
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	49,090
Total bonds, notes & other debt instruments (cost: $338,055,000)		320,675
Short-term securities 6.72% Money market investments 6.44%	Shares
Capital Group Central Cash Fund 2.26%[7,10]	64,995,664	6,498,266
Money market investments purchased with collateral from securities on loan 0.28%
Capital Group Central Cash Fund 2.26%[7,10,11]	1,357,132	135,686
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%[10,11]	47,400,000	47,400
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.22%[10,11]	37,451,047	$37,451
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.17%[10,11]	25,100,000	25,100
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.18%[10,11]	16,700,000	16,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.11%[10,11]	11,100,000	11,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.02%[10,11]	5,500,000	5,500
		278,937
Total short-term securities (cost: $6,777,241,000)		6,777,203
Total investment securities 99.54% (cost: $80,259,394,000)		100,463,831
Other assets less liabilities 0.46%		468,027
Net assets 100.00%		$100,931,858
Investments in affiliates7

	Value of affiliates at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 8/31/2022 (000)	Dividend income (000)
Common stocks 0.70%
Industrials 0.30%
LIXIL Corp.[1]	$422,679	$—	$105	$38	$(122,976)	$299,636	$6,361
Consumer discretionary 0.00%
Cazoo Group, Ltd., Class A12	—	39,071	4,500	(34,571)	—	—	39,071
Consumer staples 0.40%
Ocado Group PLC[1,2]	1,039,003	44,882	222	189	(678,571)	405,281	—
Total common stocks						704,917
Short-term securities 6.57%
Money market investments 6.44%
Capital Group Central Cash Fund 2.26%[10]	1,381,660	12,478,429	7,361,327	(408)	(88)	6,498,266	29,919
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 2.26%[10,11]	58,307	77,379[13]				135,686	—[14]
Total short-term securities						6,633,952
Total 7.27%				$(34,752)	$(801,635)	$7,338,869	$75,351
Restricted securities5

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2,4	5/6/2021	$7,726	$5,533.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4]	3/15/2021	3,325	2,381.00
Sberbank of Russia PJSC[1,2,4]	6/14/2022	677,743	—[6]	.00
Total		$688,794	$7,914.01%
Capital World Growth and Income Fund — Page 9 of 12

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $38,381,773,000, which represented 38.03% of the net assets of the fund. This amount includes $38,347,417,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $408,415,000, which represented .40% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including private placement securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $7,914,000, which represented .01% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,004,000, which represented .05% of the net assets of the fund.
[9]	Step bond; coupon rate may change at a later date.
[10]	Rate represents the seven-day yield at 8/31/2022.
[11]	Security purchased with cash collateral from securities on loan.
[12]	Affiliated issuer during the reporting period but no longer held at 8/31/2022.
[13]	Represents net activity.
[14]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Capital World Growth and Income Fund — Page 10 of 12

unaudited
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of August 31, 2022 (dollars in thousands):
Capital World Growth and Income Fund — Page 11 of 12

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,734,466	$6,611,173	$5,533	$17,351,172
Health care	9,834,378	3,347,636	—	13,182,014
Financials	6,660,129	6,435,861	—*	13,095,990
Industrials	5,571,166	5,100,053	—	10,671,219
Consumer discretionary	4,804,537	4,437,095	—	9,241,632
Consumer staples	3,539,576	3,780,876	—	7,320,452
Energy	4,269,130	1,940,401	—*	6,209,531
Materials	3,218,491	2,726,826	—	5,945,317
Communication services	3,742,902	1,577,401	—*	5,320,303
Utilities	1,395,798	1,815,360	—	3,211,158
Real estate	1,009,977	348,824	—	1,358,801
Preferred securities	21,630	252,353	2,381	276,364
Convertible stocks	128,718	—	—	128,718
Convertible bonds & notes	—	53,282	—	53,282
Bonds, notes & other debt instruments	—	320,675	—	320,675
Short-term securities	6,777,203	—	—	6,777,203
Total	$61,708,101	$38,747,816	$7,914	$100,463,831
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipts
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-033-1022O-S89810	Capital World Growth and Income Fund — Page 12 of 12